Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	May 21, 2021
Entity Registrant Name	Brinker Capital Destinations Trust
Entity Central Index Key	0001688680
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	May 21, 2021
Document Effective Date	May 21, 2021
Prospectus Date	May 21, 2021
Destinations Shelter Fund | Class I
Prospectus:
Trading Symbol	DSHFX
Destinations Shelter Fund | Class Z
Prospectus:
Trading Symbol	DSHZX